PROPERTY, PLANT AND EQUIPMENT - Property, plant and equipment - Gross (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	$ 45,701
Property, plant and equipment at end of year	150,476	$ 45,701
Gross carrying value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	45,885
Property, plant and equipment at end of year	151,168	45,885
PP&E | Gross carrying value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	71,967	60,864
Incorporation by merger	92,636
CAPEX	39,574	19,116
Currency translation adjustments	4,786	(201)
Decreases	(7,718)	(7,812)
Property, plant and equipment at end of year	201,245	71,967
Real estate | Gross carrying value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	2,990	2,864
Incorporation by merger	19,387
CAPEX	6	227
Currency translation adjustments	167	(2)
Transfers and reclassifications	219	22
Decreases	(9)	(121)
Property, plant and equipment at end of year	22,760	2,990
Switching equipment | Gross carrying value
Reconciliation of changes in property, plant and equipment
Incorporation by merger	3,700
CAPEX	223
Currency translation adjustments	798
Transfers and reclassifications	384
Decreases	(2)
Property, plant and equipment at end of year	5,103
Fixed network and transportation | Gross carrying value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	35,676	30,317
Incorporation by merger	30,493
CAPEX	5,408	4,027
Currency translation adjustments	674	(177)
Transfers and reclassifications	15,187	4,793
Decreases	(3,840)	(3,284)
Property, plant and equipment at end of year	83,598	35,676
Mobile network access | Gross carrying value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	4	3
Incorporation by merger	11,317
CAPEX	12	1
Currency translation adjustments	836
Transfers and reclassifications	4,825
Decreases	(312)
Property, plant and equipment at end of year	16,682	4
Tower and pole | Gross carrying value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	207	208
Incorporation by merger	4,494
CAPEX	43
Currency translation adjustments	273
Transfers and reclassifications	384
Decreases	(3)	(1)
Property, plant and equipment at end of year	5,398	207
Power equipment and Installations | Gross carrying value
Reconciliation of changes in property, plant and equipment
Incorporation by merger	5,472
Currency translation adjustments	233
Transfers and reclassifications	705
Property, plant and equipment at end of year	6,410
Computer equipment | Gross carrying value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	4,767	3,577
Incorporation by merger	6,264
CAPEX	1,158	574
Currency translation adjustments	1,249	(4)
Transfers and reclassifications	2,211	616
Decreases	(4)	4
Property, plant and equipment at end of year	15,645	4,767
Goods lent to customers at no cost | Gross carrying value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	5,282	4,035
Incorporation by merger	223
CAPEX	5,010	845
Currency translation adjustments	361
Transfers and reclassifications	4	3,192
Decreases	(3,396)	(2,790)
Property, plant and equipment at end of year	7,484	5,282
Vehicles | Gross carrying value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	1,477	1,384
Incorporation by merger	1,187
CAPEX	376	195
Currency translation adjustments	21	(1)
Transfers and reclassifications		2
Decreases	(74)	(103)
Property, plant and equipment at end of year	2,987	1,477
Machinery, diverse equipment and tools | Gross carrying value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	3,946	3,805
Incorporation by merger	226
CAPEX	194	22
Currency translation adjustments	12	(2)
Transfers and reclassifications	98	120
Decreases		1
Property, plant and equipment at end of year	4,476	3,946
Other | Gross carrying value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	259	260
Incorporation by merger	473
CAPEX	5	4
Currency translation adjustments	42	(6)
Transfers and reclassifications	83	1
Decreases	1
Property, plant and equipment at end of year	863	259
Construction in progress | Gross carrying value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	10,377	6,879
Incorporation by merger	5,818
CAPEX	24,138	2,169
Currency translation adjustments	95
Transfers and reclassifications	(23,144)	1,329
Decreases	(38)
Property, plant and equipment at end of year	17,246	10,377
Materials | Gross carrying value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	6,982	7,532
Incorporation by merger	3,582
CAPEX	3,001	11,052
Currency translation adjustments	25	(9)
Transfers and reclassifications	(956)	(10,075)
Decreases	(41)	(1,518)
Property, plant and equipment at end of year	$ 12,593	$ 6,982